Share Based Compensation - Schedule of Black-Scholes Option-Pricing Model (Details)	Mar. 31, 2026
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	626
Expected dividend yield [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value
Expected volatility [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	61.84
Expected volatility [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	60.78
Risk-free interest rate [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	3.82
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	3.77
Expected term [Member] | Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	6.13
Expected term [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	5.64
Exercise price [Member] | Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	9.37
Exercise price [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	0.16
Share price [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Total fair value	11